Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Research and development services received	₨ 97	₨ 98	₨ 114
Research and development services provided	103	100	0
Contributions towards social development	220	238	318
Catering Services	270	178	0
Hotel Expenses	26	49	44
Lease rentals paid under cancellable operating leases to key management personnel and their relatives	35	35	39
Civil Works	106	0	0
Sale of goods	23	0	0
Salaries to relatives of Key Management Personnel	5	1	0
Others	₨ 1	₨ 0	₨ 0